NOTE 11 - STOCKHOLDERS' DEFICIENCY: Stock Issuances (Details)	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Transaction 6
Sale of Stock, Description of Transaction	Company issued 3,744,588 shares of its common stock
Issuance of common stock for cash, Shares | shares	3,744,588
Sale of Stock, Price Per Share | $ / shares	$ 0.11
Stock Issued | $	$ 400,866
Transaction 7
Sale of Stock, Description of Transaction	the Company issued 26,500,000 shares of its common stock
Issuance of common stock for cash, Shares | shares	26,500,000
Sale of Stock, Price Per Share | $ / shares	$ 0.10
Stock Issued | $	$ 2,650,000